Long-term Debt	6 Months Ended
Jun. 30, 2015
Long-term Debt [Abstract]
Long-term Debt:
8.      Long-term Debt:
The table below presents outstanding amounts under the Company's bank loans and notes as of December 31, 2014 and June 30, 2015:

	December 31, 2014	June 30, 2015
Commerzbank $120,000 and $26,000 facilities	$74,680	$44,417
Credit Agricole Corporate and Investment Bank $70,000 facility	54,968	52,998
ABN AMRO Bank N.V. $31,000 facility	12,800	-
HSH Nordbank AG $64,500 facility	29,600	24,547
HSH Nordbank AG $35,000 facility	33,187	31,979
Deutsche Bank AG $39,000 facility	36,660	35,100
ABN $87,458 Facility	76,689	71,740
Deutsche Bank $85,000 Facility	82,708	79,875
HSBC $86,600 Facility	83,490	80,380
CEXIM $57,360 Facility	-	-
HSBC $20,000 Dioriga Facility	19,300	18,600
NIBC $32,000 Facility	-	-
BNP $32,480 Facility	32,480	31,406
Excel Vessel Bridge Facility	56,161	-
DVB $24,750 Facility	24,750	22,950
Excel Vessel CiT Facility	30,000	-
Sinosure Facility	-	37,366
Citi Facility	51,478	87,329
Heron Vessels Facility	24,567	21,589
DNB $120,000 Facility	88,275	106,712
DVB $31,000 Deep Blue Facility	-	28,680
DNB-SEB-CEXIM 227,500 Facility	-	32,400
8.00% 2019 Notes	50,000	50,000
	$861,793	$858,068

Details of the Company's credit facilities and debt securities are discussed in Note 9 of the Company's consolidated financial statements for the year ended December 31, 2014, included in the Company's annual report on Form 20-F, except for the following:
a) Prepayment of the Excel Vessel Bridge Facility: On January 29, 2015, the Company fully prepaid the Excel Vessel Bridge Facility.

b) DVB $31,000 Deep Blue Facility: On May 21, 2015, the Company entered into an agreement with DVB Bank SE (the “DVB $31,000 Deep Blue Facility”) for up to $31,000 to partially finance the construction cost of Deep Blue (ex-HN 5017), a Capesize bulk carrier, under construction by Japan Marine United Corporation. The Company drew $28,680 in May 2015, upon the vessel's delivery to the Company. The facility will be repaid in 24 equal, consecutive, quarterly principal installments of $476.5 each, with the first become becoming due and payable three months from the drawdown date, and a balloon installment of $17,245 payable simultaneously with the 24th instalment in May 2021. The DVB $31,000 Deep Blue Facility is secured by a first priority mortgage over the financed vessel and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.

c) BNP committed term sheet: On March 13, 2015, the Company entered into a committed term sheet with BNP Paribas for up to $39,500 to finance two vessels, the newbuilding vessel HN5056 (tbn Megalodon) and the 2004-built Panamax vessel Star Emily.

d) DNB-SEB-CEXIM $227,500 Facility: On March 31, 2015, the Company entered into an agreement with DNB Bank ASA as facility agent, security agent account bank and bookrunner, DNB Bank ASA and the Export-Import Bank of China (CEXIM) as mandated lead arrangers and DNB Bank ASA, Skandinaviska Enskilda Banken AB (SEB) and CEXIM as original lenders (the “DNB-SEB-CEXIM $227,500 Facility”) for up to $227,500 to partially finance the construction of seven newbuilding vessels, HN166 (tbn Gargantua), HN167 (tbn Goliath), HN1338 (tbn Star Aries), HN184 (tbn Maharaj), HN1339 (tbn Star Taurus), HN1342 (tbn Star Gemini) and HN198 (tbn Star Poseidon). The financing will be available in seven separate tranches, one for each newbuilding vessel. The first tranche of $32,400 was drawn in April, 2015, upon the delivery of the vessel Gargantua (ex-HN 166) to the Company. This tranche will be repaid in 24 equal, consecutive, quarterly principal installments of $508.4 each, with the first becoming due and payable three months from the drawdown date and a balloon installment of $20,198 payable simultaneously with the 24th instalment in April 2021. The DNB-SEB-CEXIM $227,500 Facility is secured by a first priority cross-collateralized mortgage over the financed vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.

e) ABN AMRO Bank N.V. $31,000 Facility: On March 31, 2015, the Company and ABN AMRO signed a third supplemental agreement and agreed to revise certain financial covenants governing this facility. In June 2015, this facility was fully repaid following the sale of the vessels Star Big and Star Mega. (Note 5)

f) Restructuring Agreement - Commerzbank $120,000 and $26,000 Facilities: On March 30, 2015, the Company and Commerzbank AG signed a second supplemental agreement. Under the supplemental agreement, the Company agreed to (i) prepay Commerzbank AG $3,000, (ii) amend some of the financial covenants governing this facility, and (iii) change the repayment date relative to Commerzbank $26,000 tranche from September 7, 2016 to July 31, 2015. The tranche of Commerzbank $26,000 was fully repaid in June 2015.

g) Excel Vessel CiT Facility: On June 10, 2015, the Company fully repaid the Excel Vessel CiT Facility.

h) Amendment of Financial Covenants: During the second quarter of 2015 the Company reached agreements with all of its lenders to amend certain financial covenants included in its loan facilities.

Under the DNB-SEB-CEXIM $227,500 Facility, the Company is not allowed to pay dividends until December 2017, if the Company's liquid funds are not greater than $200,000 or $2,000 per fleet vessel. Under its other loan agreements, the Company is not allowed to pay dividends until December 31, 2016.  In any event, the Company may not pay dividends or distributions if an event of default has occurred and is continuing or would result from such dividend or distribution.
Furthermore, the Company's credit facilities contain financial covenants requiring the Company to maintain various financial ratios, including:
 - a minimum percentage of aggregate vessel value to loans secured;
 - a maximum ratio of total liabilities to market value adjusted total assets;
 - a minimum EBITDA to interest coverage ratio;
 - a minimum liquidity; and
 - a minimum equity ratio.
As of December 31, 2014 and June 30, 2015 the Company was required to maintain minimum liquidity, not legally restricted, of $35,400 and $35,200, respectively, which is included within “Cash and cash equivalents” in the accompanying balance sheets.  In addition, as of December 31, 2014 and June 30, 2015 the Company was required to maintain minimum liquidity, legally restricted, of $13,972 and $13,789, respectively, which is included within “Restricted cash” in the accompanying balance sheets.
As of December 31, 2014 and June 30, 2015, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements.
The principal payments required to be made after June 30, 2015, for all the then outstanding debt, are as follows:
Twelve month periods ending	Amount
June 30, 2016	$93,128
June 30, 2017	140,554
June 30, 2018	89,780
June 30, 2019	203,411
June 30, 2020	215,902
June 30, 2021 and thereafter	115,293
Total (including 8% 2019 Notes)	$858,068
Excluding 8.00% 2019 Notes	50,000
Total Long term debt	808,068
Long term debt - current portion	93,128
Long term debt - non-current portion	714,940

At June 30, 2015, 56 of the Company's owned vessels, having a net carrying value of $1,528,386, were subject to first-priority mortgages as collateral to its loan facilities.
For the six month periods ended June 30, 2014 and 2015, the Company's existing debt agreements bore interest at a weighted-average rate of approximately 3.33% and 3.30%, respectively.
All of the Company's bank loans bear interest at LIBOR plus a margin. The amounts of “Interest and finance costs” included in the accompanying consolidated statements of operations are analyzed as follows:
	Six month period ended June 30, 2014 2015

Interest on long term debt	$3,936	$16,991
Less: Interest capitalized	(1,252)	(6,221)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income	-	1,491
Amortization of loan expenses	284	1,199
Other bank and finance charges	89	411
Interest and finance costs	$3,057	$13,871

In connection with the prepayment of the Excel Vessel Bridge Facility, the Excel Vessel CiT Facility, the ABN AMRO $31,000 Facility and the Commerzbank 26,000 Facility, $974 of unamortized deferred finance charges was written off and included under “Loss on debt extinguishment” in the accompanying consolidated statement of operations for the six month period ended June 30, 2015.